Consolidated Statements of Cash Flows (FY) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities:
Net loss	$ (11,944)	$ (35,441)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Loss on disposal of assets	219	522
Net gain on disposition of property	(20,619)	0
Casualty (gain) loss	552
Depreciation and amortization	39,599	41,424
Amortization of deferred financing costs	1,104	1,318
Amortization of mortgage premiums	(113)	(116)
Change in fair value of interest rate caps		55
Changes in operating assets and liabilities:
Tenant receivables	(33)	14
Due from related parties	(240)
Prepaid expenses and other assets	(1)	(2)
Due to related parties	(151)	46
Accounts payable and accrued expenses	535	(2,013)
Tenant prepayments	16	67
Security deposits	98	158
Net cash provided by operating activities	9,022	6,032
Cash flows from investing activities
Proceeds from disposal of property, net of closing costs	32,882
Capital expenditures	(8,156)	(15,097)
Net cash provided by (used in) investing activities	24,726	(15,097)
Cash flows from financing activities:
Redemptions of common stock	(25,765)	(15,877)
Payment of deferred financing costs	(445)	(503)
Increase in borrowings	8,946	17,439
Repayments on borrowings	(5,760)	(4,660)
Purchase of interest rate caps	(11)	(66)
Distributions paid on common stock	(12,520)	(16,175)
Net cash used in financing activities	(35,555)	(19,842)
Net increase (decrease) in cash and restricted cash	(1,807)	(28,907)
Cash and restricted cash at beginning of period	47,988	76,895
Cash and restricted cash at end of period	$ 46,181	$ 47,988